Other Post-Employment Benefits - Summary of statements of financial position (Detail) - Other Post Employment Benefits [Member]	3 Months Ended	4 Months Ended	8 Months Ended
	Mar. 31, 2022	Jul. 31, 2022 [1]	Mar. 31, 2023 [2]
Statement [Line Items]
Defined benefit obligation	3.41%	4.31%	4.79%
Current service cost	3.68%	4.46%	4.88%
Interest cost on benefit obligation	2.79%	4.01%	4.59%
Interest cost on current service cost	3.58%	4.42%	4.86%
Health care cost immediate trend rate	5.04%	5.00%	4.99%
Effective discount rate	4.31%	4.79%	5.04%
Health care cost immediate trend rate	5.04%	4.99%	4.96%
Health care cost ultimate trend rate	4.00%	4.00%	4.00%
Year ultimate health care cost trend rate reached	2040 years	2040 years	2040 years
Salary Increases per annum	2.00%	2.00%	2.00%
Mortality	105	105	105

[1]	Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
[2]	Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023 and past service cost as of August 1, 2022